Prudential Day One 2050 Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	23,956	$253,449
PGIM Global Real Estate Fund (Class R6)	32,466	628,542
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	48,900	492,913
PGIM QMA Commodity Strategies Fund (Class R6)	52,154	385,421
PGIM QMA Emerging Markets Equity Fund (Class R6)	90,618	878,997
PGIM QMA International Developed Markets Index Fund (Class R6)	232,193	2,370,694
PGIM QMA Large-Cap Core Equity Fund (Class R6)	231,490	3,250,117
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	125,201	1,100,516
PGIM QMA US Broad Market Index Fund (Class R6)	162,083	2,128,143
PGIM TIPS Fund (Class R6)	12,257	125,997
PGIM Total Return Bond Fund (Class R6)	62,309	888,528

Total Long-Term Investments (cost $12,984,530)		12,503,317

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $28,073)	28,073	28,073

TOTAL INVESTMENTS 100.1% (cost $13,012,603)(w)		12,531,390
Liabilities in excess of other assets (0.1)%		(17,670)

Net Assets 100.0%		$12,513,720

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds